                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  _June 30, 2002_


Check here if Amendment [_];      Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Spears Grisanti & Brown LLC
         ----------------------------
Address:  45 Rockefeller Plaza
         ----------------------------
          17th Floor
         ----------------------------
          New York, New York 10111
         ----------------------------

Form 13F File Number:  28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:.  Christopher C. Grisanti
       ------------------------
Title:  Principal
       ------------------------
Phone:  (212) 218-5300
       ------------------------


Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti New York, New York July 12, 2002
--------------------------- ------------------ -------------
        [Signature]           [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        -----------
Form 13F Information Table Entry Total:         139
                                        -----------
Form 13F Information Table Value Total: $ 1,014,089
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

               No.  Form 13F File Number Name

               None 28-____________      _______________________

       [Repeat as necessary.]

                          Spears Grisanti & Brown LLC
                          Form 13F Information Table
                      For the quarter ended June 30, 2002

    COLUMN 1     COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
    --------     -------- --------- -------- ---------      ---------- -------- ---------------------
                                                                                  VOTING AUTHORITY
                                                                                ---------------------
                 TITLE OF            VALUE             PUT/ INVESTMENT  OTHER
 NAME OF ISSUER   CLASS    CUSIP    (X$1000)   SHRS    CALL DISCRETION MANAGERS   SOLE    SHARED NONE
 --------------  -------- --------- -------- --------- ---- ---------- -------- --------- ------ ----
A D C
 TELECOMMUNICATN
 COM............  COMMON  000886101  16,757  7,317,529         Sole             7,317,529
ABBOTT
 LABORATORIES...  COMMON  002824100   4,927    130,875         Sole               130,875
ACE LTD.........  COMMON  G0070K103  45,537  1,441,062         Sole             1,436,139
ALCIDE CORP.....  COMMON  013742507     399     21,579         Sole                21,579
AMEREN CORP.....  COMMON  023608102     236      5,500         Sole                 5,500
AMERICAN
 ELECTRIC POWER
 CO INC.........  COMMON  025537101   1,921     48,019         Sole                48,019
AMERICAN
 GREETINGS
 CORP...........  COMMON  026375105     355     21,357         Sole                21,357
AMERICAN INTL
 GROUP INC......  COMMON  026874107  25,531    374,204         Sole               373,229
AMGEN INC.......  COMMON  031162100   5,452    130,200         Sole               130,200
AMSOUTH
 BANCORPORATION.  COMMON  032165102   2,672    119,404         Sole               119,404
ANGLOGOLD
 LIMITED-SPON
 ADR............  COMMON  035128206   5,621    215,564         Sole               208,514
ANHEUSER-BUSCH
 CO. INC........  COMMON  035229103     360      7,200         Sole                 7,200
ANTHEM INC COM..  COMMON  03674B104  10,331    153,100         Sole               151,975
AOL TIME WARNER
 INC............  COMMON  00184A105   2,279    154,957         Sole               154,957
AON CORP........  COMMON  037389103  13,767    467,000         Sole               462,176
ARCH COAL INC...  COMMON  039380100   9,161    403,400         Sole               403,400
ARCHSTONE-SMITH
 TRUST..........  COMMON  039583109   1,665     62,395         Sole                62,395
ASK JEEVES INC..  COMMON  045174109      10     10,677         Sole                10,677
AT&T CORP.......  COMMON  001957109     164     15,406         Sole                10,504
AT&T WIRELESS
 SERVICES INC...  COMMON  00209A106  39,123  6,687,774         Sole             6,666,829
AUTOMATIC DATA
 PROCESSING CO..  COMMON  053015103     664     15,264         Sole                15,264
AVATAR HOLDINGS
 INC............  COMMON  053494100   2,566     91,534         Sole                88,534
AVNET INC.......  COMMON  053807103     445     20,280         Sole                20,280
BANK OF AMERICA
 CORP...........  COMMON  060505104     764     10,864         Sole                10,864
BANK OF NEW YORK
 INC............  COMMON  064057102   3,359     99,546         Sole                99,546
BELO CORP.......  COMMON  080555105  20,601    911,158         Sole               906,160
BERKSHIRE
 HATHAWAY
 CLASS A........  COMMON  084670108   9,552        143         Sole                   143
BERKSHIRE
 HATHAWAY
 CLASS B........  COMMON  084670207   1,353        606         Sole                   606
BIOGEN INC......  COMMON  090597105     628     15,160         Sole                15,160
BOEING CO.......  COMMON  097023105     621     13,800         Sole                13,800
BP AMOCO PLC
 SPONS ADR......  COMMON  055622104   1,972     39,062         Sole                39,062
BRISTOL MYERS
 SQUIBB CO......  COMMON  110122108   2,513     97,791         Sole                97,791
CHEVRONTEXACO
 CORP COM.......  COMMON  166764100  22,689    256,374         Sole               254,451
CHUBB CORP......  COMMON  171232101   9,310    131,500         Sole               130,150
CISCO SYSTEMS
 INC............  COMMON  17275R102   2,212    158,584         Sole               158,584
CITIGROUP INC...  COMMON  172967101  15,412    397,739         Sole               397,739
COCA COLA CO....  COMMON  191216100     305      5,462         Sole                 5,462
COMCAST CORP CL
 A SPL..........  COMMON  200300200     277     11,648         Sole                11,648
CONAGRA INC.....  COMMON  205887102  13,852    500,986         Sole               500,986
CONOCO INC COM..  COMMON  208251504   3,566    128,278         Sole               124,612
COUSINS
 PROPERTIES.....  COMMON  222795106   1,913     77,287         Sole                77,287
COX
 COMMUNICATIONS
 INC NEW........  COMMON  224044107     229      8,328         Sole                 8,328
CURIS...........  COMMON  231269101      12     10,405         Sole                10,405
DELPHI
 AUTOMOTIVE
 SYSTEMS CORP...  COMMON  247126105   2,334    176,881         Sole               176,881
DELPHI FINANCIAL
 GROUP-CL A.....  COMMON  247131105   6,677    154,028         Sole               151,679
DIAMOND
 OFFSHORE
 DRILLING.......  COMMON  25271C102   1,121     39,336         Sole                39,336
DOMINION
 RESOURCES INC
 VA.............  COMMON  25746U109     373      5,640         Sole                 5,640
DOW CHEMICAL
 CO.............  COMMON  260543103  19,797    575,846         Sole               572,720
DTE ENERGY CO...  COMMON  233331107     223      5,000         Sole                 5,000
DU PONT E I DE
 NEMOURS & CO...  COMMON  263534109     699     15,745         Sole                15,745
DUKE ENERGY
 CORP...........  COMMON  264399106     211      6,802         Sole                 6,802
DREYFUS NEW
 YORK TAX
 EXEMPT BO......  MUTUAL  261900104     222     14,730         Sole                14,730
EGL INC COM.....  COMMON  268484102   2,343    138,200         Sole               138,200
EL PASO CORP....  COMMON  28336l109  12,188    591,400         Sole               591,400
ELECTRONIC DATA
 SYSTEMS CORP...  COMMON  285661104  13,511    363,700         Sole               363,700
ENCANA CORP.....  COMMON  292505104  26,537    867,246         Sole               867,246
EQUITY
 RESIDENTIAL....  COMMON  29476L107   6,029    209,728         Sole               207,679
EXXON MOBIL
 CORPORATION....  COMMON  30231G102   1,461     35,708         Sole                35,708
FAUQUIER
 BANKSHARES
 COM............  COMMON  312059108     271     18,000         Sole                18,000
FEDERAL NATL
 MORTGAGE
 ASSN...........  COMMON  313586109  28,944    392,463         Sole               391,663
FIRST DATA CORP.  COMMON  319963104   4,517    121,434         Sole               121,434
FRANKLIN
 RESOURCES INC..  COMMON  354613101   3,113     73,022         Sole                73,022
FREDDIE MAC.....  COMMON  313400301     578      9,450         Sole                 9,450
GANNETT CO......  COMMON  364730101  11,589    152,690         Sole               151,592
GEN MOTORS CL H-
 HUGHES
 ELECTRI........  COMMON  370442832  29,041  2,792,474         Sole             2,787,549
GENERAL ELECTRIC
 CO.............  COMMON  369604103   1,566     53,931         Sole                53,931

GENZYME CORP....... COMMON 372917104    253    13,168            Sole         13,168
GLAXOSMITHKLINE
 PLC-ADR........... COMMON 37733W105  5,783   134,075            Sole        132,683
HEARTLAND EXPRESS
 INC............... COMMON 422347104    217     9,106            Sole          9,106
HEWLETT-PACKARD
 CO................ COMMON 428236103  1,136    74,406            Sole         74,406
HONEYWELL
 INTERNATIONAL
 INC............... COMMON 438516106 28,641   812,980            Sole        810,280
HOUSEHOLD INTL..... COMMON 441815107 31,693   637,691            Sole        635,691
IDT CORP--B........ COMMON 448947309 12,008   745,900            Sole        745,900
INTEL CORP......... COMMON 458140100  6,436   352,313            Sole        352,313
INTERPUBLIC GROUP
 COS INC........... COMMON 460690100    243     9,840            Sole          9,840
INTERWOVEN INC..... COMMON 46114T102     56    18,468            Sole         18,468
INTL BUSINESS
 MACHINES CORP..... COMMON 459200101    421     5,855            Sole          5,855
JOHNSON &
 JOHNSON........... COMMON 478160104 44,018   842,302            Sole        842,302
JP MORGAN CHASE &
 CO................ COMMON 46625H100  3,290    96,993            Sole         96,993
KEYCORP NEW........ COMMON 493267108 13,081   479,184            Sole        479,184
LILLY ELI & CO..... COMMON 532457108  1,486    26,360            Sole         26,360
LYONDELL
 PETROCHEMICAL..... COMMON 552078107 17,753 1,175,700            Sole      1,175,700
MARATHON OIL
 CORP.............. COMMON 565849106 28,395 1,047,042            Sole      1,043,517
MARKEL CORP........ COMMON 570535104    453     2,303            Sole          2,303
MASSEY ENERGY
 GROUP............. COMMON 576206106    542    42,700            Sole         42,700
MERCK & CO INC..... COMMON 589331107  2,402    47,437            Sole         47,437
MERRILL LYNCH...... COMMON 590188108    216     5,356            Sole          5,356
MICROSOFT CORP..... COMMON 594918104 17,896   327,178            Sole        326,329
MUNIHOLDINGS NY
 INSURED FUND...... MUTUAL 625931100    279    20,000            Sole         20,000
NAVISTAR INTL...... COMMON 63934E108 21,168   661,506            Sole        659,508
NESTLE SA SPONSORED
 ADR REPSTG........ COMMON 641069406    466     8,000            Sole          8,000
NISOURCE INC....... COMMON 65473P105    235    10,780            Sole         10,780
PEABODY ENERGY
 CORP.............. COMMON 704549104 35,256 1,245,800            Sole      1,245,800
PENN VIRGINIA
 RESOURCE PARTN.... COMMON 707884102    263    13,000            Sole         13,000
PEPSICO INC........ COMMON 713448108    356     7,400            Sole          7,400
PFIZER INC......... COMMON 717081103  6,896   197,048            Sole        197,048
PHILIP MORRIS COS
 INC............... COMMON 718154107  5,737   131,352            Sole        131,352
PHILLIPS PETROLEUM
 CO................ COMMON 718507106 24,370   413,900            Sole        413,900
PITNEY-BOWES INC... COMMON 724479100  2,631    66,249            Sole         66,249
POGO PRODUCING CO
 COM............... COMMON 730448107 22,300   683,631            Sole        680,532
PREMCOR INC........ COMMON 74045Q104  3,371   131,100            Sole        131,100
PSION PLC.......... COMMON G72928107 12,968    12,200            Sole         12,200
PULTE HOMES INC
 COM............... COMMON 745867101  4,627    80,513            Sole         80,513
RELIANT ENERGY
 INCORP............ COMMON 75952J108    371    22,000            Sole         22,000
RENAISSANCERE
 HOLDINGS LTD...... COMMON G7496G103  8,499   232,236            Sole        232,236
SAFECO CORP........ COMMON 786429100 22,688   734,500            Sole        734,500
SAN JUAN BASIN
 ROYAL TRUST....... COMMON 798241105  4,034   364,472            Sole        354,647
SARA LEE CORP...... COMMON 803111103    264    12,800            Sole         12,800
SBC COMMUNICATIONS
 INC............... COMMON 78387G103    568    18,642            Sole         18,642
SCHERING PLOUGH
 CORP.............. COMMON 806605101  3,578   145,478            Sole        142,427
SELECTICA INC COM.. COMMON 816288104     51    13,093            Sole         13,093
SILICON GRAPHICS
 INC............... COMMON 827056102    338   115,000            Sole        115,000
SOUTHERN UNION
 COMPANY........... COMMON 844030106  7,600   447,093            Sole        441,693
SPRINT PCS......... COMMON 852061506    291    65,262            Sole         65,262
ST PAUL COMPANIES.. COMMON 792860108    280     7,200            Sole          7,200
STRYKER CORP....... COMMON 863667101    598    11,180            Sole         11,180
SUMMIT PROPERTIES
 INC............... COMMON 866239106    277    11,900            Sole         11,900
SUNTRUST BANKS
 INC............... COMMON 867914103    738    10,900            Sole         10,900
SUNTRUST GEORGIA
 TAX-FREE FD U..... MUTUAL 864888XX5    390    56,263            Sole         56,263
SUNTRUST NATL TAX-
 FREE FD UNIT...... MUTUAL 864888YY2    112    12,204            Sole         12,204
TEAM AMERICA, INC.. COMMON 87816D102    250   100,000            Sole        100,000
TEEKAY SHIPPING
 CORPORATION....... COMMON Y8564W103 25,481   690,378            Sole        688,704
TYCO INTERNATIONAL
 LTD............... COMMON 902124106    336    24,893            Sole         24,893
UNITEDHEALTH GROUP
 INC............... COMMON 91324P102 26,615   290,720            Sole        290,720
UNITEDHEALTH GROUP
 INC-Restric....... COMMON 910581108    366     4,000            Sole          4,000
UNUMPROVIDENT
 CORP.............. COMMON 91529Y106 15,396   604,977            Sole        604,977
VERIZON
 COMMUNICATIONS.... COMMON 92343V104    907    22,608            Sole         22,608
VICTORY CONVERT.
 SECURITIES FD..... MUTUAL 926464538  1,079   100,296            Sole        100,296
VICTORY CONVERT.
 SECURITIES FD..... MUTUAL 926464538    224    20,849            Sole         20,849
VICTORY DIVERSIFIED
 STK FD CL......... MUTUAL 926464603  1,270   101,812            Sole        101,812
VICTORY REAL ESTATE
 INVESTMENT........ MUTUAL 926464579    151    11,852            Sole         11,852
WACHOVIA
 CORPORATION....... COMMON 929903102    875    22,919            Sole         22,919
WASHINGTON MUTUAL
 INC............... COMMON 939322103 13,412   361,421            Sole        361,421
WASHINGTON POST CO
 CL B.............. COMMON 939640108    926     1,700            Sole          1,700
WESTMORELAND COAL
 CO................ COMMON 960878106    418    33,100            Sole         33,100
WILLIAMS COS INC... COMMON 969457100    480    80,200            Sole         80,200
WISCONSIN ENERGY
 CORP.............. COMMON 976657106 24,904   985,543            Sole        978,544
WYETH.............. COMMON 983024100 18,216   355,796            Sole        353,372
ZIMMER HOLDINGS
 INC............... COMMON 98956P102    336     9,445            Sole          9,445